Cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]

The Company’s cash and cash equivalents consist of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$

Cash on deposit at banks	261,209	595,982
Money market funds	11,239,066	15,573,497

	11,500,275	16,169,479

Schedule of Cash, Cash Equivalents and Short-term Investments [Table Text Block]

The Company’s short-term investments consist of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$

Guaranteed investment certificates	6,430,161	4,925,267
Certificates of deposit	10,218	2,002,256

	6,440,379	6,927,523